[LETTERHEAD OF CHASE GLOBAL FUNDS SERVICES COMPANY
         73 TREMONT STREET, BOSTON, MASSACHUSETTS 02108]




                                   October 27, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Attention:      Office  of Filings, Information  &  Consumer
Services

Re:       Analytic Optioned Equity Fund, Inc.
          File Nos.  2-60792 / 811-2807

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Analytic Optioned Equity Fund, Inc. (the "Registrant") certifies that the Statement of Additional Information dated October 20, 1997, does not differ from that contained in Post-Effective Amendment No. 28 to the Registrant's Registration filed on October 20, 1997.

      If you have any questions concerning the foregoing, please call me directly at 617/557-8826.

                                   Very truly yours,


                                   /s/Lloyd Lipsett
                                   Lloyd Lipsett
                                   Associate General Counsel

Enclosure

cc:  Robert Flaherty
     Michael DeFao, Esq.
     Michael Glazer, Esq.
     Marie Nastasi Arlt